Components Of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest rate of the debt instruments	6.25%
6.25% Senior Notes Due 2017
Debt Instrument [Line Items]
Senior notes, maturity year	2017	2017
Interest rate of the debt instruments	6.25%	6.25%